Financial Risk Management - Disclosure of Customer Finance Fair Value Reconciliation (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Customer Finance Reconciliation [Abstract]
Opening balance	kr 3,287	kr 3,137
Additions	37,295	30,121
Disposals/repayments	(35,412)	(30,468)
Revaluation	(151)	322
Translation difference	351	175
Closing balance	5,370	3,287
Of which non-current	kr 415	kr 568